Bank Borrowings (Details)		1 Months Ended														12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2025 CNY (¥)	Nov. 30, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Nov. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Nov. 30, 2026 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 31, 2023	Sep. 30, 2023 HKD ($)	Jun. 30, 2021 HKD ($)	Sep. 30, 2014 USD ($)
Bank Borrowings [Line Items]
Interest rate							3.10%
Loans repaid																¥ 870,000
Outstanding loan amounted		¥ 5,130,000														5,130,000
Outstanding amount of long-term bank borrowings																22,289
Guarantee payment (in Dollars) | $																									$ 4,550,000
Repaid																309,043					$ 342,164
Repayments of Other Debt																¥ 3,404
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount							¥ 10,000,000
Percentage of weighted average interest rate		3.60%														3.60%			3.70%	3.70%	3.70%
Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																										3.63%
Borrowings general working capital | $																										$ 2,000,000
Loan facility | $																										$ 2,000,000
Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Interest balance																			¥ 71,028	$ 9,881
One-Year Loan Agreements with Hangzhou United Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount								¥ 4,800,000						¥ 5,000,000
Interest rate								4.00%						4.00%
Outstanding loan amounted		¥ 300,000														¥ 300,000
Outstanding loans amount																4,500,000
One-Year Loan Agreement With Bank of Beijing [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount													¥ 10,000,000
Interest rate													3.45%
Interest rate													3.45%
One-Year Loan Agreement with Bank of Shanghai [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount												¥ 10,000,000
Interest rate												3.70%
Loans repaid																200,000
Outstanding loans amount																9,800,000
One-Year Loan Agreement with CNCB [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount											¥ 10,000,000
Interest rate											3.15%
One-Year Loan Agreement with Bank of Beijing [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount				¥ 3,000,000						¥ 3,000,000
Interest rate				4.80%						4.80%
Outstanding loan amounted		¥ 3,000,000														¥ 3,000,000
One year loan agreements with BOC [Member]
Bank Borrowings [Line Items]
Interest rate		2.60%														2.60%
One year loan agreements with BOC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount					¥ 3,000,000														¥ 1,500,000
Percentage of bearing an interest rate																			2.60%	2.60%	2.60%
Outstanding loans amount																¥ 3,000,000
Interest rate percentage					2.60%
One year loan agreements with BOC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount										¥ 3,500,000
Interest rate										3.35%
one-year loan agreements with ICBC [Member]
Bank Borrowings [Line Items]
Total principal amount									¥ 1,500,000
one-year loan agreements with ICBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate									3.60%
Outstanding loans amount																¥ 1,500,000
one-year loan agreements with ICBC [Member] | Long-Term Debt [Member] | Forecast [Member]
Bank Borrowings [Line Items]
Interest rate																						3.60%
Maturing amount																						¥ 1,000,000
One-Year Credit Facility Agreement with Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																			4.35%	4.35%	4.35%
Borrowings general working capital											¥ 6,000,000
One-Year Credit Facility Agreement with China Merchants Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate		4.35%														4.35%
one-year loan agreement with CIB [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount						¥ 9,000,000
Interest rate						3.00%
Eight-year term facility with BOC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest balance																			¥ 254,173		$ 274,485
Eight-year term facility with BOC [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Interest balance | $																					274,485
Outstanding long-term bank borrowings balance repayable																¥ 770,100		$ 852,636
Two-year loan agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			94,286
Two-year loan agreement with WeBank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount															¥ 330,000
Interest rate															9.72%
Two-year loan agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Repaid																			188,571
Ten-Years Loan Agreement With Nanyang [Member]
Bank Borrowings [Line Items]
Interest rate																								3.625%
Borrowings general working capital | $																									4,550,000
Loan facility																							¥ 4,123,210		$ 4,550,000
Interest balance | $																					387,514
Outstanding amount of long-term bank borrowings | $																					3,711,924
Ten-Years Loan Agreement With Nanyang [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																358,838
Outstanding long-term bank borrowings balance repayable																			387,514
Ten-Years Loan Agreement With Nanyang [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																			3,437,242
Beneficial State Bank [Member]
Bank Borrowings [Line Items]
Interest rate percentage	4.00%
Outstanding amount of long-term bank borrowings
Borrowings for general working capital (in Dollars) | $	$ 199,547																										$ 100,000
WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount																			38,087
Three-Year Loan Agreements with WeBank [Member]
Bank Borrowings [Line Items]
Interest balance																			14,223
Outstanding amount of long-term bank borrowings																			23,447
Three-Year Loan Agreements with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted		¥ 11,978														11,978
Repayment of bank debt																			417
Long Term Bank Borrowings [Member] | Ten-Years Loan Agreement With Nanyang [Member]
Bank Borrowings [Line Items]
Interest balance																			358,838
Wang Xiaoxiao [Member] | one-year loan agreement with CIB [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted		9,000,000														9,000,000
Bank of China [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																			1,002,862		$ 1,083,004
Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																3,084,529		3,415,110
Bank of China [Member] | One year loan agreements with BOC [Member]
Bank Borrowings [Line Items]
Total principal amount		1,500,000
Bank of China [Member] | Eight-year term facility with BOC [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																227,992		252,427
Bank of China [Member] | Ten-Years Loan Agreement With Nanyang [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																309,042		342,164
Ms. Chen Di and Mr. Zhang Yi [Member] | One year loan agreements with BOC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted		¥ 1,500,000														1,500,000
Eight-Year Term Facility with Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Interest balance																			¥ 254,173
Mr. Samuel Derk Shuen Lim [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																¥ 233,747		$ 252,427
Minimum [Member] | one-year loan agreements with ICBC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount			¥ 1,500,000
Minimum [Member] | WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																			12.96%	12.96%	12.96%
Maximum [Member] | one-year loan agreements with ICBC [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount			¥ 500,000
Maximum [Member] | Three-Year Loan Agreements with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																			17.82%	17.82%	17.82%